Expense Example - Calvert Responsible Index Series, Inc.	Sep. 30, 2025 USD ($)
Calvert International Responsible Index Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 528
Expense Example, with Redemption, 3 Years	658
Expense Example, with Redemption, 5 Years	801
Expense Example, with Redemption, 10 Years	1,216
Calvert International Responsible Index Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	204
Expense Example, with Redemption, 10 Years	472
Calvert International Responsible Index Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	92
Expense Example, with Redemption, 5 Years	165
Expense Example, with Redemption, 10 Years	377
Calvert US Large-Cap Core Responsible Index Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	523
Expense Example, with Redemption, 3 Years	647
Expense Example, with Redemption, 5 Years	783
Expense Example, with Redemption, 10 Years	1,179
Calvert US Large-Cap Core Responsible Index Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	226
Expense Example, with Redemption, 3 Years	417
Expense Example, with Redemption, 5 Years	729
Expense Example, with Redemption, 10 Years	1,408
Calvert US Large-Cap Core Responsible Index Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	101
Expense Example, with Redemption, 5 Years	185
Expense Example, with Redemption, 10 Years	432
Calvert US Large-Cap Core Responsible Index Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	81
Expense Example, with Redemption, 5 Years	148
Expense Example, with Redemption, 10 Years	347
Calvert US Large-Cap Growth Responsible Index Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	523
Expense Example, with Redemption, 3 Years	656
Expense Example, with Redemption, 5 Years	801
Expense Example, with Redemption, 10 Years	1,222
Calvert US Large-Cap Growth Responsible Index Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	110
Expense Example, with Redemption, 5 Years	204
Expense Example, with Redemption, 10 Years	478
Calvert US Large-Cap Growth Responsible Index Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	22
Expense Example, with Redemption, 3 Years	90
Expense Example, with Redemption, 5 Years	164
Expense Example, with Redemption, 10 Years	383
Calvert US Large-Cap Value Responsible Index Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	523
Expense Example, with Redemption, 3 Years	652
Expense Example, with Redemption, 5 Years	792
Expense Example, with Redemption, 10 Years	1,201
Calvert US Large-Cap Value Responsible Index Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	195
Expense Example, with Redemption, 10 Years	455
Calvert US Large-Cap Value Responsible Index Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	83
Expense Example, with Redemption, 5 Years	153
Expense Example, with Redemption, 10 Years	358
Calvert US Mid-Cap Core Responsible Index Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	523
Expense Example, with Redemption, 3 Years	658
Expense Example, with Redemption, 5 Years	805
Expense Example, with Redemption, 10 Years	1,232
Calvert US Mid-Cap Core Responsible Index Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	112
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	490
Calvert US Mid-Cap Core Responsible Index Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	95
Expense Example, with Redemption, 5 Years	177
Expense Example, with Redemption, 10 Years	$ 417